S000061338 [Member] Expense Example - Columbia Overseas Core Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 686
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,226
Expense Example, with Redemption, 10 Years	2,021
Class Inst
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,249
Class Inst2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,167
Class Inst3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,098